Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 02, 2024
Document Effective Date	Dec. 03, 2024
Prospectus Date	Dec. 03, 2024
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus:
Trading Symbol	BITC
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus:
Trading Symbol	AETH
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus:
Trading Symbol	BTOP